Equity (Details) (USD $)	12 Months Ended		127 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			127 Months Ended	12 Months Ended								1 Months Ended
	Dec. 31, 2012	Dec. 31, 2007	Dec. 31, 2010	Dec. 31, 2011 Management Firm [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member] A Warrant [Member]	Dec. 31, 2012 Common Stock [Member] B Warrants [Member]	Dec. 31, 2012 Common Stock [Member] Management Firm [Member]	Dec. 31, 2011 Common Stock [Member] Management Firm [Member]	Dec. 31, 2012 Common Stock [Member] Laidlaw & Co [Member]	Dec. 31, 2011 Common Stock [Member] Laidlaw & Co [Member]	Dec. 31, 2012 Common Stock [Member] Laidlaw & Co [Member] Placement Agent [Member]	Dec. 31, 2011 Common Stock [Member] Laidlaw & Co [Member] Placement Agent [Member]	Dec. 19, 2012 Series E Preferred Stock
Equity (Textual)
Common stock issued for services, Shares			66,402					66,402
Common stock issued for services		$ 398,810	$ 398,810					$ 398,810
Warrants issued to purchase common stock offering						242,190	19,972,785
Raised offering of common stock	5,151,450					759,300	6,184,967		42,711,791
Common stock issued in stock offering, shares	3,118,988					968,759	7,891,141		5,707,259
Sale of common stock, net offering	4,469,776					660,164	5,379,367
Placement agent cash fees					618,174									91,116	742,196
Placement agent commission					515,145									75,930	618,497
Placement agent expense reimbursement					103,029									15,186	123,699
Warrants issued to purchase common stock, shares					467,845					3,118,988	1,559,505	1,716,340	1,974,774	121,095	986,393	588,940	1,129,925
Exercise price of warrant					$ 0.78					$ 1.65	$ 2.48	$ 0.01	$ 0.01	$ 0.78	$ 0.78	$ 0.78	$ 0.78	$ 0.26
Warrants expiration term					5 years					120 days	5 years			7 years	7 years
Warrants issued to purchase common stock, fair value					499,707							1,957,754	2,153,442	159,044	188,579
Placement agent services fees					60,000									8,020	60,904
Bank escrow fee														3,500	2,500
Common stock issued by conversion of note						1,252,550
Accrued management fees				$ 96,744
Common stock issued to former shareholder under share exchange agreement, Shares	400,000
Common stock issued to former shareholders under share exchange agreement, Shares	1,986,566